Note 6 - Notes Payable (Details) - Summary of Note Payable - USD ($)		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Note Payble Mining Equipment 5 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		$ 52,414	[1]	$ 55,720	[1],[2]
Note Payable Mining Equipment 2 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[3]	$ 11,579		14,057		$ 23,302
Note Payable Mining Equipment 3 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[4]			6,033		$ 76,313
Note Payable Mining Equipment 4 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[5]			18,246
Note Payable Mining Site Vehicle [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[6]	$ 18,851		20,736		$ 28,276
Note Payable Insurance Company [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[7]	85,422		149,036
Note Payable Insurance Company 2 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[8]	24,215		42,211
Note payable		192,481		306,039		$ 351,991
Less: Current Portion		(142,417)		(246,894)
Notes Payable, Long-Term Portion		$ 50,064		$ 59,145		$ 40,826

[1]	On October 31,2014, the Company purchased mining equipment for $57,900 by issuing a note with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30,2014.
[2]	On October 31, 2014, the Company purchased mining equipment for $65,120 by depositing and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[3]	On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.
[4]	On July 23, 2012, the Company purchased mining equipment for $169,500 by issuing a note with an interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $6,060 for 30 months, which started on August 25, 2012.
[5]	On April 16, 2014, the Company purchased lab equipment for $109,493 by depositing and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in May 2014.
[6]	On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.
[7]	The Company signed a note payable with an insurance company dated October 31, 2014 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[8]	The Company signed a note payable with an insurance company dated October 31, 2014 for liability insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.